Bahl & Gaynor Small/Mid Cap Income Growth ETF
Schedule of Investments
March 31, 2025 (Unaudited)

COMMON STOCKS - 99.7%	Shares	Value
Consumer Discretionary - 7.0%
Gildan Activewear, Inc.	566,997	$25,072,607
Meritage Homes Corporation	97,313	6,897,546
Penske Automotive Group, Inc.	61,852	8,905,451
Texas Roadhouse, Inc.	119,107	19,846,799
Tractor Supply Company	82,959	4,571,041
		65,293,444

Consumer Staples - 5.6%
Conagra Brands, Inc.	168,167	4,485,014
Interparfums, Inc.	221,016	25,167,092
Lancaster Colony Corporation	100,296	17,551,800
Utz Brands, Inc.	415,186	5,845,819
		53,049,725

Energy - 9.0%
DT Midstream, Inc.	265,739	25,638,498
Plains GP Holdings LP - Class A	583,072	12,454,418
Targa Resources Corporation	230,453	46,198,913
		84,291,829

Financials - 19.1%
American Financial Group, Inc.	171,545	22,530,720
Cboe Global Markets, Inc.	73,212	16,567,143
Evercore, Inc. - Class A	125,711	25,107,001
First Financial Bancorp	237,274	5,927,105
Hartford Insurance Group, Inc.	327,022	40,462,432
Home BancShares, Inc.	271,216	7,667,276
Reinsurance Group of America, Inc.	97,749	19,246,778
Victory Capital Holdings, Inc. - Class A	712,732	41,245,801
		178,754,256

Health Care - 8.1%
Perrigo Company PLC	1,141,805	32,016,212
Quest Diagnostics, Inc.	194,310	32,877,252
US Physical Therapy, Inc.	155,394	11,244,310
		76,137,774

Industrials - 20.9%
Allegion PLC	38,715	5,050,759
Booz Allen Hamilton Holding Corporation	251,595	26,311,805
Broadridge Financial Solutions, Inc.	184,182	44,656,768
Hubbell, Inc.	95,372	31,559,549
Insperity, Inc.	81,135	7,239,676
Ryder System, Inc.	30,803	4,429,779
Snap-on, Inc.	117,110	39,467,241
Watsco, Inc.	72,806	37,007,290
		195,722,867

Information Technology - 5.4%
Amdocs, Ltd.	304,256	27,839,424
Avnet, Inc.	355,773	17,109,123
NetApp, Inc.	63,040	5,537,434
		50,485,981

Materials - 9.3%
Avery Dennison Corporation	142,908	25,433,337
Avient Corporation	298,118	11,078,065
Packaging Corp. of America	171,715	34,003,004
RPM International, Inc.	145,314	16,809,923
		87,324,329

Real Estate - 5.6%
Agree Realty Corporation	353,465	27,283,964
Equity LifeStyle Properties, Inc.	150,089	10,010,936
Terreno Realty Corporation	243,536	15,396,346
		52,691,246

Utilities - 9.7%
Alliant Energy Corporation	310,680	19,992,258
Atmos Energy Corporation	135,645	20,968,004
CMS Energy Corporation	175,701	13,196,902
NiSource, Inc.	918,827	36,835,775
		90,992,939
TOTAL COMMON STOCKS (Cost $904,914,523)		934,744,390

SHORT-TERM INVESTMENTS - 0.3%		Value
U.S. Treasury Bills - 0.3%	Par
4.19%, 06/12/2025 (a)	317,000	314,347
4.19%, 06/20/2025 (a)	1,567,000	1,552,389
4.19%, 06/26/2025 (a)	1,081,000	1,070,180
TOTAL SHORT-TERM INVESTMENTS (Cost $2,937,274)		2,936,916

TOTAL INVESTMENTS - 100.0% (Cost $907,851,797)		937,681,306
Liabilities in Excess of Other Assets - (0.0)% (b)		(104,210)
TOTAL NET ASSETS - 100.0%		$937,577,096
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

LP - Limited Partnership
PLC - Public Limited Company

(a)	The rate shown is the annualized effective yield as of March 31, 2025.
(b)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of March 31, 2025 (Unaudited)

Bahl & Gaynor Small/Mid Cap Income Growth ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$934,744,390	$–	$–	$934,744,390
U.S. Treasury Bills	–	2,936,916	–	2,936,916
Total Investments	$934,744,390	$2,936,916	$–	$937,681,306

Refer to the Schedule of Investments for further disaggregation of investment categories.